UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.8%
Financials - 13.5%
Capital Markets - 3.0%
BlackRock, Inc. - Class A	43,400	$6,160,630
Franklin Resources, Inc.	32,950	3,180,005
Goldman Sachs Group, Inc. (The)	28,750	3,937,025
SEI Investments Co.	67,700	1,198,290
State Street Corp.	97,930	3,435,384

		17,911,334

Commercial Banks - 1.3%
PNC Financial Services Group, Inc.	112,635	5,739,880
Wells Fargo & Co.	75,050	1,767,427

		7,507,307

Diversified Financial Services - 2.8%
Bank of America Corp.	226,500	2,819,925
IntercontinentalExchange, Inc. (a)	31,050	2,967,138
JPMorgan Chase & Co.	299,150	10,877,094

		16,664,157

Insurance - 6.4%
ACE Ltd.	188,150	10,060,380
Arch Capital Group Ltd. (a)	42,900	3,423,420
Axis Capital Holdings Ltd.	347,000	10,715,360
Loews Corp.	83,395	2,930,500
RenaissanceRe Holdings Ltd.	47,900	2,720,241
Transatlantic Holdings, Inc.	32,250	1,537,358
Travelers Cos., Inc. (The)	133,250	6,526,585

		37,913,844

		79,996,642

Health Care - 10.3%
Biotechnology - 2.5%
Amgen, Inc. (a)	291,850	14,896,024

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp. - Class A	46,030	1,255,698
Cardinal Health, Inc.	83,300	2,495,668
Medco Health Solutions, Inc. (a)	59,335	2,579,886
Quest Diagnostics, Inc.	29,390	1,278,465
UnitedHealth Group, Inc.	318,900	10,115,508

		17,725,225

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	62,350	2,626,182

Pharmaceuticals - 4.4%
Abbott Laboratories	85,150	4,201,301
Eli Lilly & Co.	82,100	2,755,276
Endo Pharmaceuticals Holdings, Inc. (a)	50,790	1,379,964
Forest Laboratories, Inc. (a)	195,750	5,342,018
Merck & Co., Inc.	167,130	5,876,291
Pfizer, Inc.	393,800	6,273,234

		25,828,084

		61,075,515

Industrials - 9.1%
Aerospace & Defense - 3.3%
Goodrich Corp.	28,540	1,954,419
Honeywell International, Inc.	182,700	7,141,743
ITT Corp.	32,750	1,391,875
L-3 Communications Holdings, Inc.	21,630	1,440,558
Raytheon Co.	114,850	5,044,212
United Technologies Corp.	40,580	2,646,222

		19,619,029

Commercial Services & Supplies - 0.2%
Cintas Corp.	43,900	1,119,011

Construction & Engineering - 0.8%
Foster Wheeler AG (a)	55,300	1,179,549
URS Corp. (a)	95,350	3,401,134

		4,580,683

Electrical Equipment - 2.2%
AMETEK, Inc.	82,800	3,559,572
Emerson Electric Co.	137,600	6,419,040
Hubbell, Inc. - Class B	70,320	3,162,994

		13,141,606

Machinery - 2.0%
Dover Corp.	220,100	9,851,676
Joy Global, Inc.	29,955	1,699,647
Valmont Industries, Inc.	600	40,218

		11,591,541

Road & Rail - 0.6%
Norfolk Southern Corp.	66,400	3,564,352

		53,616,222

Information Technology - 8.3%
Communications Equipment - 0.3%
Cisco Systems, Inc. (a)	98,350	1,971,917

Computers & Peripherals - 1.6%
EMC Corp. (a)	164,000	2,991,360
Hewlett-Packard Co.	167,100	6,430,008

		9,421,368

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (a)	91,035	2,082,881

IT Services - 1.8%
Amdocs Ltd. (a)	99,950	2,621,688
Hewitt Associates, Inc. - Class A (a)	45,550	2,198,699
Teradata Corp. (a)	100,300	3,283,822
VeriFone Systems, Inc. (a)	96,493	2,333,201

		10,437,410

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	303,600	5,379,792
KLA-Tencor Corp.	46,900	1,313,669
Texas Instruments, Inc.	128,660	2,963,040

		9,656,501

Software - 2.7%
Autodesk, Inc. (a)	79,900	2,217,225
Intuit, Inc. (a)	42,000	1,797,600
MICROS Systems, Inc. (a)	56,600	2,156,460
Microsoft Corp.	307,500	7,220,100
Oracle Corp.	110,150	2,410,082

		15,801,467

		49,371,544

Energy - 8.1%
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	96,100	3,559,544
Noble Corp.	82,320	2,561,798

		6,121,342

Oil, Gas & Consumable Fuels - 7.1%
BP PLC (Sponsored ADR)	267,200	9,306,576
Chevron Corp.	204,380	15,156,821
Exxon Mobil Corp.	236,810	14,009,680
Occidental Petroleum Corp.	43,515	3,180,076

		41,653,153

		47,774,495

Consumer Discretionary - 6.0%
Media - 4.3%
Comcast Corp. - Class A	639,715	10,951,921
Interpublic Group of Cos., Inc. (The) (a)	257,000	2,192,210
News Corp. - Class A	426,900	5,366,133
Time Warner, Inc.	231,815	6,949,813

		25,460,077

Multiline Retail - 1.7%
Kohl’s Corp.(a)	76,705	3,603,601
Target Corp.	128,550	6,576,618

		10,180,219

		35,640,296

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	378,050	10,218,691
Qwest Communications International, Inc.	1,738,800	9,824,220

		20,042,911

Consumer Staples - 3.3%
Food Products - 0.7%
ConAgra Foods, Inc.	119,315	2,576,011
General Mills, Inc.	39,500	1,428,320

		4,004,331

Household Products - 0.4%
Kimberly-Clark Corp.	36,600	2,357,040

Tobacco - 2.2%
Lorillard, Inc.	97,730	7,428,457

Philip Morris International, Inc.	113,000	5,812,720

		13,241,177

		19,602,548

Utilities - 1.2%
Gas Utilities - 0.6%
Energen Corp.	81,900	3,495,492

Multi-Utilities - 0.6%
DTE Energy Co.	80,400	3,766,740

		7,262,232

Materials - 0.6%
Chemicals - 0.6%
CF Industries Holdings, Inc.	34,917	3,229,823

Total Common Stocks (cost $369,626,273)		377,612,228

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 12.5%
Industrial - 6.0%
Basic - 1.1%
Alcoa, Inc.
6.75%, 7/15/18	265	285,101
Anglo American Capital PLC
9.375%, 4/08/19 (b)	400	533,359
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	345	360,415
ArcelorMittal
6.125%, 6/01/18	325	344,805
ArcelorMittal USA, Inc.
6.50%, 4/15/14	400	440,418
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	564	678,567
Dow Chemical Co. (The)
7.375%, 11/01/29	60	68,865
7.60%, 5/15/14	185	215,638
8.55%, 5/15/19	385	482,592
Eastman Chemical Co.
5.50%, 11/15/19	133	147,357
International Paper Co.
5.30%, 4/01/15	140	151,185
7.95%, 6/15/18	490	593,660
PPG Industries, Inc.
5.75%, 3/15/13	545	598,054
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	695	822,617
Vale Inco Ltd.
7.75%, 5/15/12	734	803,294

		6,525,927

Capital Goods - 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	61	65,974
Lafarge SA
6.15%, 7/15/11	629	647,814

Owens Corning	558	597,629
6.50%, 12/01/16
Republic Services, Inc.
5.25%, 11/15/21	218	242,206
5.50%, 9/15/19	328	368,187
Tyco International Finance SA
8.50%, 1/15/19	280	374,044
Vulcan Materials Co.
5.60%, 11/30/12	625	672,774

		2,968,628

Communications - Media - 0.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	480	547,130
CBS Corp.
8.875%, 5/15/19	625	812,110
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	618,406
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	240	259,248
News America Holdings, Inc.
9.25%, 2/01/13	150	175,759
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	381,403
RR Donnelley & Sons Co.
5.50%, 5/15/15	680	707,301
Time Warner Entertainment Co. LP
8.375%, 3/15/23	725	948,509
WPP Finance UK
8.00%, 9/15/14	630	741,189

		5,191,055

Communications - Telecommunications - 0.7%
America Movil SAB de CV
5.00%, 3/30/20	600	653,851
American Tower Corp.
5.05%, 9/01/20	430	433,672
British Telecommunications PLC
5.15%, 1/15/13	625	662,709
Embarq Corp.
7.082%, 6/01/16	644	702,086
Qwest Corp.
7.50%, 10/01/14	625	696,094
7.875%, 9/01/11	85	89,781
Telecom Italia Capital SA
6.175%, 6/18/14	545	597,510
Telus Corp.
8.00%, 6/01/11	164	172,355

		4,008,058

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
5.75%, 9/08/11	240	251,169
7.30%, 1/15/12	211	227,089
7.75%, 1/18/11	79	81,010

Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	418	439,930
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	456	484,405
Volvo Treasury AB
5.95%, 4/01/15 (b)	497	537,999

		2,021,602

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31	600	747,852
Viacom, Inc.
5.625%, 9/15/19	535	616,615

		1,364,467

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	255	306,000

Consumer Non-Cyclical - 0.6%
Ahold Finance USA LLC
6.875%, 5/01/29	535	654,270
Altria Group, Inc.
9.70%, 11/10/18	365	482,807
Baxter FinCo BV
4.75%, 10/15/10	400	402,044
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	445,339
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	590	646,752
Delhaize Group SA
5.875%, 2/01/14	150	169,345
Fortune Brands, Inc.
3.00%, 6/01/12	305	309,224
4.875%, 12/01/13	355	382,301
Newell Rubbermaid, Inc.
5.50%, 4/15/13	200	216,626
Whirlpool Corp.
8.60%, 5/01/14	75	89,913

		3,798,621

Energy - 0.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16	540	534,814
6.45%, 9/15/36	190	164,792
Baker Hughes, Inc.
6.50%, 11/15/13	300	344,560
BP Capital Markets PLC
4.75%, 3/10/19	80	78,486
Hess Corp.
8.125%, 2/15/19	195	254,147
Marathon Oil Corp.
7.50%, 2/15/19	177	224,947
Nabors Industries, Inc.
9.25%, 1/15/19	635	817,615
Noble Energy, Inc.
8.25%, 3/01/19	430	556,558

Noble Holding International Ltd.	41	43,824
4.90%, 8/01/20
Valero Energy Corp.
6.125%, 2/01/20	452	493,138
6.875%, 4/15/12	65	69,999
Weatherford International Ltd.
5.15%, 3/15/13	325	347,985
9.625%, 3/01/19	280	367,372
Williams Cos., Inc. (The)
7.875%, 9/01/21	273	331,544

		4,629,781

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)	635	668,338

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20	81	85,986
Computer Sciences Corp.
5.50%, 3/15/13	465	506,554
Motorola, Inc.
6.50%, 9/01/25	535	592,104
7.50%, 5/15/25	90	107,076
Xerox Corp.
8.25%, 5/15/14	630	754,976

		2,046,696

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	627	677,251

Transportation - Railroads - 0.1%
CSX Corp.
5.50%, 8/01/13	280	310,128

Transportation - Services - 0.1%
Con-way, Inc.
6.70%, 5/01/34	404	392,759
Ryder System, Inc.
5.85%, 11/01/16	164	183,451
7.20%, 9/01/15	147	172,899

		749,109

		35,265,661

Financial Institutions - 5.0%
Banking - 2.3%
American Express Co.
7.25%, 5/20/14	270	314,036
8.125%, 5/20/19	425	546,865
Bank of America Corp.
5.625%, 7/01/20	920	947,802
BankAmerica Capital II Series 2
8.00%, 12/15/26	559	569,481
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	1,020	1,096,719
Citigroup, Inc.
5.50%, 4/11/13	575	610,497

8.50%, 5/22/19	675	825,375
Countrywide Financial Corp.
6.25%, 5/15/16	493	528,583
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	475	511,681
7.50%, 2/15/19	400	466,467
JPMorgan Chase & Co.
4.40%, 7/22/20	450	456,150
Lloyds TSB Bank PLC
4.375%, 1/12/15 (b)	690	708,809
Macquarie Group Ltd.
4.875%, 8/10/17 (b)	540	546,542
Morgan Stanley
5.50%, 7/24/20	330	332,466
6.625%, 4/01/18	390	428,577
National Australia Bank Ltd.
3.75%, 3/02/15 (b)	555	584,554
Nationwide Building Society
6.25%, 2/25/20 (b)	605	669,759
PNC Funding Corp.
5.125%, 2/08/20	810	874,083
Sovereign Bank
5.125%, 3/15/13	785	812,630
Union Bank NA
5.95%, 5/11/16	405	437,922
Wachovia Corp.
5.50%, 5/01/13	820	900,192
Wells Fargo & Co.
5.625%, 12/11/17	335	378,320

		13,547,510

Brokerage - 0.0%
Jefferies Group, Inc.
6.875%, 4/15/21	211	224,088

Finance - 0.5%
General Electric Capital Corp.
4.80%, 5/01/13	840	906,237
5.625%, 5/01/18	710	782,834
HSBC Finance Corp.
7.00%, 5/15/12	365	394,121
SLM Corp. Series A
5.375%, 1/15/13	815	799,172

		2,882,364

Insurance - 1.7%
Aetna, Inc.
6.00%, 6/15/16	190	220,302
Aflac, Inc.
3.45%, 8/15/15	85	87,393
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	165	185,957
Assurant, Inc.
5.625%, 2/15/14	245	261,374
CIGNA Corp.
5.125%, 6/15/20	205	221,681
CNA Financial Corp.
5.85%, 12/15/14	340	361,609

Coventry Health Care, Inc.
5.95%, 3/15/17	130	130,094
6.125%, 1/15/15	55	57,200
6.30%, 8/15/14	415	442,563
Genworth Financial, Inc.
6.515%, 5/22/18	590	590,296
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	315	381,021
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	120	122,012
5.50%, 3/30/20	555	558,553
Humana, Inc.
6.30%, 8/01/18	90	97,998
6.45%, 6/01/16	65	71,987
7.20%, 6/15/18	430	492,582
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	519	544,343
Lincoln National Corp.
8.75%, 7/01/19	172	219,618
Markel Corp.
7.125%, 9/30/19	261	299,430
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	345	489,964
Metlife Capital Trust IV
7.875%, 12/15/37 (b)	260	263,900
MetLife, Inc.
4.75%, 2/08/21	115	120,245
7.717%, 2/15/19	158	198,086
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)	743	642,121
Principal Financial Group, Inc.
7.875%, 5/15/14	490	579,782
Prudential Financial, Inc.
5.15%, 1/15/13	520	556,067
8.875%, 6/15/38	250	272,500
UnitedHealth Group, Inc.
5.25%, 3/15/11	635	649,172
WellPoint, Inc.
5.25%, 1/15/16	425	476,034
XL Capital Ltd.
5.25%, 9/15/14	68	72,228
ZFS Finance USA Trust I
6.15%, 12/15/65 (b)	500	482,500

		10,148,612

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15	544	558,101

REITS - 0.4%
ERP Operating LP
5.25%, 9/15/14	725	800,609
HCP, Inc.
5.95%, 9/15/11	660	684,273

Simon Property Group LP
4.375%, 3/01/21	560	565,855

		2,050,737

		29,411,412

Utility - 1.1%
Electric - 0.8%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	640	661,549
Ameren Corp.
8.875%, 5/15/14	335	388,853
FirstEnergy Corp.
Series B
6.45%, 11/15/11	46	48,309
Series C
7.375%, 11/15/31	395	437,577
FPL Group Capital, Inc.
6.65%, 6/15/67	700	665,000
Nisource Finance Corp.
6.80%, 1/15/19	665	783,561
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	1,200	1,287,616
Teco Finance, Inc.
4.00%, 3/15/16	135	141,196
5.15%, 3/15/20	160	174,742
Union Electric Co.
6.70%, 2/01/19	60	73,008

		4,661,411

Natural Gas - 0.2%
DCP Midstream LLC
5.35%, 3/15/20 (b)	181	195,307
EQT Corp.
8.125%, 6/01/19	266	326,837
TransCanada PipeLines Ltd.
6.35%, 5/15/67	730	666,300
Williams Partners LP
5.25%, 3/15/20	293	316,267

		1,504,711

Other Utility - 0.1%
Veolia Environnement
6.00%, 6/01/18	555	639,212

		6,805,334

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (b)	830	869,425
Petrobras International Finance Co.
5.75%, 1/20/20	960	1,029,002
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (b)	505	623,675

2,522,102

Total Corporates - Investment Grades (cost $67,619,339)	74,004,509

MORTGAGE PASS-THRU’S - 6.8%
Agency Fixed Rate 30-Year - 6.4%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 10/01/35	2,764	2,921,438
5.50%, 1/01/35	3,238	3,485,583
Series 2008
6.50%, 5/01/35	748	828,486
Federal National Mortgage Association
5.50%, TBA	4,005	4,282,222
6.00%, 10/01/37-1/01/38	3,975	4,287,064
Series 2004
6.00%, 11/01/34	2,030	2,215,649
Series 2006
5.00%, 2/01/36	4,165	4,446,769
Series 2007
4.50%, 1/01/36	2,734	2,896,433
Series 2008
5.50%, 8/01/37	7,924	8,526,620
6.00%, 3/01/37	3,492	3,784,923

		37,675,187

Agency ARMs - 0.4%
Federal Home Loan Mortgage Corp.
Series 2006
5.934%, 1/01/37 (c)	204	216,084
6.15%, 12/01/36 (c)	166	175,788
Series 2007
5.996%, 2/01/37 (c)	235	247,156
6.069%, 1/01/37 (c)	122	129,620
Series 2009
3.481%, 4/01/36 (d)	1,130	1,187,413
Federal National Mortgage Association
Series 2007
4.289%, 8/01/37 (c)	415	438,769
5.949%, 2/01/37 (c)	199	209,358

		2,604,188

Total Mortgage Pass-Thru’s (cost $38,434,715)		40,279,375

GOVERNMENTS - TREASURIES - 6.1%
United States - 6.1%
U.S. Treasury Bonds
4.50%, 2/15/36	4,760	5,616,800
4.625%, 2/15/40	1,030	1,235,679
U.S. Treasury Notes
2.125%, 5/31/15	6,770	7,039,243
2.50%, 3/31/15	14,990	15,847,278
3.625%, 2/15/20	5,770	6,350,156

Total Governments - Treasuries (cost $33,711,305)	36,089,156

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Non-Agency Fixed Rate CMBS - 3.4%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	1,510	1,567,110
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	1,266,953
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.476%, 4/10/37	360	296,076
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,300	1,344,935
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,070	1,120,702
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,220	1,309,598
Series 2007-C1, Class A4
5.716%, 2/15/51	1,720	1,790,798
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,735	1,816,366
Series 2007-LD11, Class A4
6.006%, 6/15/49	1,735	1,776,620
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38	1,020	1,081,501
Series 2007-C1, Class A4
5.424%, 2/15/40	1,700	1,784,246
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	1,910,507
Series 2006-4, Class AM
5.204%, 12/12/49	435	378,015
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class A4
5.509%, 4/15/47	1,730	1,711,267
Series 2007-C32, Class A3
5.933%, 6/15/49	693	689,763

Total Commercial Mortgage-Backed Securities (cost $18,132,341)		19,844,457

CORPORATES - NON-INVESTMENT GRADES - 1.5%
Industrial - 0.9%
Basic - 0.1%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	315	342,563
United States Steel Corp.
5.65%, 6/01/13	414	430,042

		772,605

Capital Goods - 0.1%
Case New Holland, Inc.
7.875%, 12/01/17 (b)	166	174,715
Textron Financial Corp.
5.40%, 4/28/13	103	107,787

		282,502

Communications - Media - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (b)	77	79,695
8.125%, 4/30/20 (b)	26	27,365
Clear Channel Communications, Inc.
5.50%, 9/15/14	840	518,700
CSC Holdings LLC
8.50%, 4/15/14	245	267,663
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	209	217,360
Univision Communications, Inc.
12.00%, 7/01/14 (b)	63	68,276

		1,179,059

Communications - Telecommunications - 0.0%
Windstream Corp.
7.875%, 11/01/17	170	172,550

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
7.45%, 7/16/31	220	214,500
Goodyear Tire & Rubber Co. (The)
9.00%, 7/01/15	250	261,875

		476,375

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
6.00%, 12/01/16	428	436,795

Consumer Cyclical - Retailers - 0.1%
JC Penney Co., Inc.
5.65%, 6/01/20	435	439,350

Consumer Non-Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15	235	243,812
HCA, Inc.
7.875%, 2/15/20	185	199,337
8.50%, 4/15/19	65	71,256
Mylan, Inc.
7.625%, 7/15/17 (b)	35	36,138
7.875%, 7/15/20 (b)	185	192,863
Universal Health Services, Inc.
7.125%, 6/30/16	410	438,163

		1,181,569

Energy - 0.0%
Tesoro Corp.
6.50%, 6/01/17	285	274,312

		5,215,117

Financial Institutions - 0.4%
Banking - 0.2%
RBS Capital Trust III
5.512%, 9/30/14	1,100	646,250
Regions Financial Corp.
6.375%, 5/15/12	210	213,034

		859,284

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (e)	845	177,450

Insurance - 0.2%
ING Capital Funding TR III
8.439%, 12/31/10	555	527,250
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	520	457,600
XL Capital Ltd. Series E
6.50%, 4/15/17	355	267,599

		1,252,449

		2,289,183

Utility - 0.2%
Electric - 0.2%
AES Corp. (The)
7.75%, 3/01/14-10/15/15	250	261,563
CMS Energy Corp.
8.75%, 6/15/19	205	240,283
Dynegy Holdings, Inc.
8.375%, 5/01/16	395	295,262
Edison Mission Energy
7.00%, 5/15/17	280	191,100
NRG Energy, Inc.
7.25%, 2/01/14	365	372,300
RRI Energy, Inc.
7.625%, 6/15/14	145	142,463

		1,502,971

Total Corporates - Non-Investment Grades (cost $10,458,413)		9,007,271

AGENCIES - 0.8%
Agency Debentures - 0.8%
Federal National Mortgage Association 6.25%, 5/15/29 (cost $4,279,757)	3,706	4,898,532

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Floating Rate - 0.5%
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.646%, 3/20/36 (c)	2,680	1,450,749
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.374%, 11/25/36 (c)	1,033	723,968

Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.394%, 4/25/37 (c)	1,276	922,947
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.624%, 3/25/37 (c)(f)	930	10,377

		3,108,041

Credit Cards - Floating Rate - 0.2%
Discover Card Master Trust
Series 2009-A1, Class A1
1.576%, 12/15/14 (c)	265	269,382
Series 2009-A2, Class A
1.576%, 2/17/15 (c)	230	234,066
Series 2010-A1, Class A1
0.926%, 9/15/15 (c)	244	245,397
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.336%, 6/15/15 (c)	240	238,591

		987,436

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.364%, 2/25/47 (c)(g)	795	3,975

Total Asset-Backed Securities (cost $7,681,494)		4,099,452

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34	405	579,150

Croatia - 0.1%
Republic of Croatia
6.75%, 11/05/19 (b)	630	703,920

Peru - 0.2%
Republic of Peru
8.75%, 11/21/33	839	1,245,915

Poland - 0.1%
Republic of Poland
3.875%, 7/16/15	427	439,810
6.375%, 7/15/19	100	117,300

		557,110

Total Governments - Sovereign Bonds (cost $2,645,655)		3,086,095

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.5%
Industrial - 0.2%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (b)	1,200	$1,303,875

Utility - 0.2%
Other Utility - 0.2%
DTE Energy Trust I
7.80%	45,000	1,175,850

Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%	9,000	236,250

Non Corporate Sectors - 0.0%
Agencies-Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	18,050	5,957
Federal National Mortgage Association
8.25%	26,650	9,194

		15,151

Total Preferred Stocks (cost $3,914,590)		2,731,126

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.4%
United States - 0.4%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $2,145,467)	2,073	2,197,900

CMOs - 0.3%
Agency Floating Rate - 0.3%
Fannie Mae REMICs
Series 2006-46, Class CF
0.684%, 6/25/36 (c)	638	637,420
Series 2006-42, Class JF
0.774%, 6/25/36 (c)	529	529,403
Series 2005-83, Class KT
0.564%, 10/25/35 (c)	641	639,311

		1,806,134

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
0.574%, 4/25/47 (c)(f)	780	2,279

Total CMOs (cost $2,574,413)		1,808,413

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV (b)	301	322,070

Malaysia - 0.1%
Petronas Capital Ltd. (b)	605	680,285

Russia - 0.1%
RSHB Capital SA for OJSC Russian Agricultural Bank (b)	655	679,563

Total Quasi-Sovereigns (cost $1,543,526)		1,681,918

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
California - 0.1%
State of California 7.625%, 3/01/40 (cost $582,006)	570	651,407

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA 7.625%, 7/23/19 (cost $217,280)	218	259,965

	Shares
SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio 0.19% (h) (cost $17,197,961)	17,197,961	17,197,961

Total Investments - 100.6% (cost $580,764,535) (i)		595,449,765
Other Assets - (0.6)%		(3,711,247)

Net Assets - 100.0%		$591,738,518

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate market value of these securities amounted to $17,943,899 or 3.0% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at August 31, 2010.
(d)	Variable rate coupon, rate shown as of August 31, 2010.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of August 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.364%, 2/25/47	5/25/07	$776,987	$3,975	0.00%

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,785,077 and gross unrealized depreciation of investments was $(29,099,847), resulting in net unrealized appreciation of $14,685,230.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of August 31, 2010, the fund’s total exposure to subprime investments was 0.53% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Balanced Shares Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$377,612,228	$—	$—	$377,612,228
Corporates - Investment Grades	—	74,004,509	—	74,004,509
Mortgage Pass-Thru’s	—	40,279,375	—	40,279,375
Governments - Treasuries	—	36,089,156	—	36,089,156
Commercial Mortgage-Backed Securities	—	12,007,692	7,836,765	19,844,457
Corporates - Non-Investment Grades	—	9,007,271	—	9,007,271
Agencies	—	4,898,532	—	4,898,532
Asset-Backed Securities	—	987,436	3,112,016	4,099,452
Governments - Sovereign Bonds	—	3,086,095	—	3,086,095
Preferred Stocks	2,731,126	—	—	2,731,126
Inflation-Linked Securities	—	2,197,900	—	2,197,900
CMOs	—	1,806,134	2,279	1,808,413
Quasi-Sovereigns	—	1,681,918	—	1,681,918
Local Governments - Municipal Bonds	—	651,407	—	651,407
Emerging Markets - Corporate Bonds	—	259,965	—	259,965
Short-Term Investments	17,197,961	—	—	17,197,961

Total Investments in Securities	397,541,315	186,957,390	10,951,060	595,449,765
Other Financial Instruments*	—	—	—	—

Total	$397,541,315	$186,957,390	$10,951,060	$595,449,765

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Asset-Backed Securities
Balance as of 11/30/09	$2,690,163	$3,825,123	$3,664,821
Accrued discounts /premiums	51	75,906	394
Realized gain (loss)	40,547	—	(969,515)
Change in unrealized appreciation/depreciation	(39,577)	1,314,252	2,157,406
Net purchases (sales)	(415,331)	—	(1,741,090)
Transfers into Level 3	—	2,621,484	—
Transfers out of Level 3	(2,275,853)	—	—

Balance as of 8/31/10	$—	$7,836,765	$3,112,016

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/10	$—	$1,314,254	$640,860

	Governments - Sovereign Bonds	CMOs	Quasi-Sovereigns
Balance as of 11/30/09	$2,427,500	$58,316	$2,486,000
Accrued discounts /premiums	—	22	—
Realized gain (loss)	—	706	95,275
Change in unrealized appreciation/depreciation	—	(789)	(96,200)
Net purchases (sales)	—	(55,976)	(1,135,275)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,427,500)	—	(1,349,800)

Balance as of 8/31/10	$—	$2,279	$—

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/10	$—	$(642)	$—

	Emerging Markets - Corporate Bonds	Total
Balance as of 11/30/09	$317,772	$15,469,695
Accrued discounts /premiums	—	76,373
Realized gain (loss)	—	(832,987)
Change in unrealized appreciation/depreciation	—	3,335,092
Net purchases (sales)	—	(3,347,672)
Transfers into Level 3	—	2,621,484
Transfers out of Level 3	(317,772)	(6,370,925)

Balance as of 8/31/10	$—	$10,951,060

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/10	$—	$1,954,472

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2010